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QUARTERLY REPORT

TUTTLE CAPITAL MAGNIFICENT 7 INCOME BLAST ETF

Schedule of InvestmentsMay 31, 2026 (unaudited)

		Principal	Value
78.28%	US TREASURY BILLS(A)(B)
	United States Treasury Bill 09/03/2026 3.40%	$1,766,000	$1,749,456

78.28%	TOTAL US TREASURY BILLS		1,749,456
	(Cost: $1,750,483)
		Shares	Value
0.06%	MONEY MARKET FUND
	First American Money Market Funds 3.55%(C)	1,311	$1,311
	(Cost: $1,311)

21.72%		OPTIONS PURCHASED(B)(D)
		Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
21.50%		CALL OPTIONS
		Alphabet, Inc. Class A	8	$304,272	$285.01	09/18/26	$81,305
		Amazon.com, Inc.	12	324,768	200.01	09/18/26	90,120
		Apple, Inc.	10	312,060	245.01	09/18/26	71,454
		Meta Platforms, Inc.	5	316,255	565.01	09/18/26	47,321
		Microsoft Corp.	8	360,192	405.01	07/17/26	40,891
		Nvidia Corp.	15	316,710	165.01	09/18/26	78,148
		Tesla, Inc.	7	305,053	350.01	09/18/26	71,130
		TOTAL CALL OPTIONS					480,369
		(Cost: $247,916)

0.22%		PUT OPTIONS
		Alphabet, Inc. Class C	8	301,144	370.01	06/05/26	2,296
		Amazon.com, Inc.	12	324,768	250.01	06/05/26	237
		Apple, Inc.	10	312,060	280.01	06/12/26	294
		Meta Platforms, Inc.	5	316,255	580.01	06/05/26	212
		Microsoft Corp.	8	360,192	395.01	06/12/26	393
		Nvidia Corp.	15	316,710	195.01	06/05/26	1,219
		Tesla, Inc.	7	305,053	390.01	06/05/26	278
		TOTAL PUT OPTIONS					4,929
		(Cost: $10,313)

21.72%		TOTAL OPTIONS PURCHASED					485,298
		(Cost: $258,229)
							Value
100.06%		TOTAL INVESTMENTS					$2,236,065
		(Cost: $2,010,023)
(0.06%	)	Liabilities in excess of other assets					(1,333)
100.00%		NET ASSETS					$2,234,732

(A)Zero coupon security. The rate shown is the yield-to-maturity on the date of May 31, 2026.

(B)All or a portion of the security is held as collateral for options written.

(C)Effective 7 day yield as of May 31, 2026.

(D)Non-income producing.

QUARTERLY REPORT

TUTTLE CAPITAL MAGNIFICENT 7 INCOME BLAST ETF

Schedule of Options WrittenMay 31, 2026 (unaudited)

(2.09%)	OPTIONS WRITTEN(A)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(2.09%)	PUT OPTIONS
	Alphabet, Inc. Class A	8	$(304,272)	$285.01	09/18/26	$(2,198)
	Alphabet, Inc. Class C	8	(301,144)	380.01	06/05/26	(6,009)
	Amazon.com, Inc.	12	(324,768)	260.01	06/05/26	(1,004)
	Amazon.com, Inc.	12	(324,768)	200.01	09/18/26	(2,150)
	Apple, Inc.	10	(312,060)	292.51	06/12/26	(716)
	Apple, Inc.	10	(312,060)	245.01	09/18/26	(1,640)
	Meta Platforms, Inc.	5	(316,255)	590.01	06/05/26	(384)
	Meta Platforms, Inc.	5	(316,255)	565.01	09/18/26	(10,157)
	Microsoft Corp.	8	(360,192)	405.01	06/12/26	(661)
	Microsoft Corp.	8	(360,192)	405.01	07/17/26	(3,447)
	Nvidia Corp.	15	(316,710)	205.01	06/05/26	(3,736)
	Nvidia Corp.	15	(316,710)	165.01	09/18/26	(6,147)
	Tesla, Inc.	7	(305,053)	400.01	06/05/26	(518)
	Tesla, Inc.	7	(305,053)	350.01	09/18/26	(7,913)
	TOTAL PUT OPTIONS					(46,680)
	(Premiums Received: $166,018)

(2.09%)	TOTAL OPTIONS WRITTEN					$(46,680)
	(Premiums Received: $166,018)

(A)Non-income producing

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

QUARTERLY REPORT

TUTTLE CAPITAL MAGNIFICENT 7 INCOME BLAST ETF

Schedule of Options Written (continued)May 31, 2026 (unaudited)

The following summarizes the inputs used to value the Fund’s investments as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Assets
US Treasury Bills	$—	$1,749,456	$—	$1,749,456
Money Market Fund	1,311	—	—	1,311
Options Purchased	485,298	—	—	485,298
	$486,609	$1,749,456	$—	$2,236,065
Liabilities
Options Written	$(46,680)	$—	$—	$(46,680)
	$(46,680)	$—	$—	$(46,680)

The cost of investments for Federal income tax purposes has been estimated a/o May 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $1,844,005, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$352,847
Gross unrealized depreciation	(7,467)
Net unrealized appreciation	$345,380